Property, plant and equipment - Significant capital commitment (Details) - Property, plant and equipment - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, plant and equipment
Capital commitments	R 35,391	R 47,565
Shutdown and major statutory maintenance
Property, plant and equipment
Capital commitments	9,362	8,875
Capital expenditure	7,239	7,785
Environmental projects to sustain operations
Property, plant and equipment
Capital commitments	5,102	6,497
Capital expenditure	3,143	2,295
Emission reduction roadmap
Property, plant and equipment
Capital commitments	66	66
Capital expenditure	3
Clean fuels II
Property, plant and equipment
Capital commitments	1,960	3,134
Capital expenditure	1,495	1,284
Mozambique exploration and development
Property, plant and equipment
Capital commitments	3,422	10,544
Capital expenditure	R 6,475	R 5,465